Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Provision
The components of the income tax provision are as follows:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in millions)
Current expense:
Federal	$959	$585	$706
State	97	99	81
Total current expense	1,056	684	787
Deferred expense:
Federal	(14)	99	122
State	16	11	12
Total deferred expense	2	110	134
Provision for income taxes	$1,058	$794	$921

Schedule of Effective Income Tax Rate Reconciliation
The reasons for the difference between the provision for income taxes and the amount computed by applying the statutory Federal income tax rate to income before income taxes were as follows:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in millions)
Federal income taxes at statutory rate of 35%	$1,225	$1,021	$1,094
Increase (decrease) in provision for income taxes as a result of:
State income taxes, net of federal tax benefit	73	72	61
Affordable housing projects proportional amortization	205	181	159
Affordable housing projects tax credits and other tax benefits	(279)	(249)	(221)
Tax exempt income	(151)	(129)	(125)
Adjustments for uncertain tax positions	(6)	(107)	(39)
Other, net	(9)	5	(8)
Provision for income taxes	$1,058	$794	$921
Effective income tax rate	30.2%	27.2%	29.5%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that gave rise to deferred tax assets and liabilities are reflected in the table below:

	December 31,
	2016	2015
	(Dollars in millions)
Deferred tax assets:
ALLL	$564	$553
Postretirement plans	451	431
Net unrealized loss on AFS securities	155	124
Equity-based compensation	124	129
Reserves and expense accruals	238	255
Investments in qualified affordable housing projects	116	110
Other	317	292
Total deferred tax assets	1,965	1,894

Deferred tax liabilities:
Prepaid pension plan expense	558	509
MSRs	358	331
Lease financing	587	663
Loan fees and expenses	103	70
Identifiable intangible assets	224	207
Other	45	169
Total deferred tax liabilities	1,875	1,949
Net deferred tax asset (liability)	$90	$(55)

Changes in Unrecognized Tax Benefits
The following table presents changes in unrecognized tax benefits:

	As of/ For the Year Ended December 31,
	2016	2015	2014
	(Dollars in millions)
Beginning balance of unrecognized tax benefits	$426	$503	$644
Additions based on tax positions related to current year	—	—	1
Additions (reductions) for tax positions of prior years	(5)	(76)	(34)
Settlements	(420)	(1)	(17)
Lapse of statute of limitations	—	(1)	—
Unrecognized deferred tax benefits from acquisitions	—	1	(91)
Ending balance of unrecognized tax benefits	$1	$426	$503

Unrecognized tax benefits that would have impacted effective rate if recognized
Federal	$—	$422	$497
State	1	3	4